Organization and Plans of Business Operations - Additional Information (Detail) - USD ($)				6 Months Ended	9 Months Ended
	Sep. 19, 2022	Sep. 14, 2021	Sep. 09, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Nature of Operations [Line Items]
Proceeds from issuance of Class A common stock		$ 5,095,733		$ 230,000,000
Proceeds from the issuance of warrants		5,095,733		5,095,733		$ 5,095,733
Payment to acquire restricted investments		$ 230,000,000		230,000,000		230,000,000
Term of restricted investments		180.00%
Restricted investment value per share		$ 10
Cash					$ 39,944	1,062,653
Net Working Capital					(860,553)	1,072,576
Proceeds from Issuance of Common Stock		$ 25,000		$ 20,025	$ 0	$ 25,000
Period within which business combination shall be consummated from the consummation of Initial public offer						24 months
Assets Held In Trust	$ 41,679,745
Class B common stock [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Class B common stock [Member] | Sponsor And Metric [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Class A [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Redemption of Class A common stock Shares	18,871,976
Temporary Equity, Par or Stated Value Per Share	$ 0.0001
Private Placement Warrants [Member]
Nature of Operations [Line Items]
Temporary equity issue price per share		$ 1.5
Class of warrants or rights warrants issued during the period units		3,397,155	3,397,155
Class of warrants or rights issued issue price per unit		$ 1.5	$ 1.5
Proceeds from the issuance of warrants		$ 5,095,733	$ 5,095,733
IPO [Member]
Nature of Operations [Line Items]
Temporary equity stock shares issued during the period new issues		23,000,000	23,000,000
Temporary equity issue price per share		$ 10
Payment to acquire restricted investments			$ 230,000,000
Over-Allotment Option [Member]
Nature of Operations [Line Items]
Temporary equity stock shares issued during the period new issues		230,000,000	3,000,000
IPO Including Over allotment [Member]
Nature of Operations [Line Items]
Temporary equity stock value issued during the period		$ 5,095,733
Temporary equity issue price per share		$ 10